Note 14 - Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Accumulated other Comprehensive Income (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other Comprehensive Income [Abstract]
Unrealized holding gains on securities available for sale		$ 1,806,967		$ 2,318,299
Related income tax effect		(571,763)		(788,221)
		1,235,204		1,530,078	756,057
Unrealized impairment loss on held to maturity security		(500,944)		(500,944)
Related income tax effect		170,321		170,321
		(330,623)		(330,623)	(330,623)
Pension Liability		(165,781)		(178,661)
Related income tax effect		65,493		70,668
		(100,288)		(107,993)	(115,698)
Accumulated other comprehensive income	$ (2,065,546)	$ 804,293	$ 1,565,867	$ 1,091,462	$ 98,174